Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Share capital.
Schedule of share capital

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2022	49,272,952	(11,374,803)	37,898,149
Issue of shares - treasury shares	48,636,476	(48,636,476)	—
Issue of shares - exercise ESOP & ESC	17,438,883	—	17,438,883
Sale of shares under shelf registration	—	4,500,000	4,500,000
Exercise of pre-funded warrants	—	15,978,570	15,978,570
Sale of shares under sale agency agreement	—	1,355,248	1,355,248
Net purchase of shares under liquidity agreement	—	(36,830)	(36,830)
Balance as of December 31, 2022	115,348,311	(38,214,291)	77,134,020
Shares reclassed as treasury shares under IFRS 2	—	(17,438,833)	(17,438,883)
Balance as of December 31, 2022 IFRS 2	115,348,311	(55,653,174)	59,695,137

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2023.	115,348,311	(38,214,291)	77,134,020
Issue of shares - treasury shares	32,900,000	(32,900,000)	—
Issue of shares - exercise ESOP	12,527,235	—	12,527,235
Sale of shares under shelf registration	—	7,999,998	7,999,998
Exercise of pre-funded warrants (1)	23,578,950	—	23,578,950
Sale of shares under sale agency agreement	—	4,006,373	4,006,373
Net purchase of shares under liquidity agreement	—	(43,872)	(43,872)
Acquisition of shares forfeited from DSPPP	—	(7,311)	(7,311)
Balance as of December 31, 2023	184,354,496	(59,159,103)	125,195,393
Shares reclassed as treasury shares under IFRS 2	—	(29,958,807)	(29,958,807)
Balance as of December 31, 2023 IFRS 2	184,354,496	(89,117,910)	95,236,586
(1)In accordance with Swiss law, the issuance of 6,120,000 new shares through the exercise of pre-funded warrants from December 12, 2023 to December 31, 2023, have been registered in the commercial register on February 20, 2024. As of December 31, 2023, the amount of the share capital as registered in the commercial register is CHF 1,782,344.96 divided into 178,234,496 shares.